Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Operating Lease Costs Recognized under ASC 842 and Supplemental Cash Flow Information for Leases	The following table contains a summary of the operating lease costs recognized under ASC 842 and supplemental cash flow information for leases for the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
Fixed lease expense	$278	$244

Total lease cost	$278	$244

Other information:
Cash paid for amounts included in the measurement of lease liabilities	$257	$257
Right-of-use assets obtained in exchange for new operating lease liabilities	$1,936	$—

Summary Balance Sheet Classification of Operating Leases and Weighted Average Remaining Lease Term and Discount Rate
The following table summarizes the balance sheet classification of the Company’s operating leases, amounts of ROU assets and lease liabilities, the weighted average remaining lease term, and the weighted average discount rate for the Company’s operating leases:

	December 31, 2022	December 31, 2021
Lease assets
Operating lease right-of-use assets	$2,052	$356

Total lease assets	$2,052	$356

Lease liabilities
Current:
Operating lease liabilities	$165	$248
Non-current:
Operating lease liabilities	1,927	127

Total lease liabilities	$2,092	$375

Weighted-average remaining lease term—operating leases (years)	5.92	1.50
Weighted-average discount rate—operating leases	8.48%	3.75%

Summary of Payments by Date for Operating Lease
The following table summarizes the payments by date for the Company’s operating lease, which is then reconciled to our total lease obligation, as of December 31, 2022:

2023	337
2024	448
2025	464
2026	480
2027	497
Thereafter	470
Total lease payments	2,696

Less: Interest	(604)

Present value of lease liabilities	$2,092